Vessels, net, Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Book Value [Abstract]
Beginning balance	$ 72,767,793
Ending balance	96,180,562	$ 72,767,793
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	80,411,456	80,360,967
Acquisitions, improvements, and other vessel costs	67,811,161	50,489
Spin-off of Handysize tanker vessel (Note 1)	(8,912,837)
Vessel disposals	(37,139,899)
Ending balance	102,169,881	80,411,456
Accumulated Depreciation [Abstract]
Beginning balance	(7,643,663)	(3,335,273)
Spin-off of Handysize tanker vessel (Note 1)	2,199,697
Vessel disposals	3,892,757
Depreciation	(4,438,110)	(4,308,390)
Ending balance	(5,989,319)	(7,643,663)
Net Book Value [Abstract]
Beginning balance	72,767,793	77,025,694
Acquisitions, improvements, and other vessel costs	67,811,161	50,489
Spin-off of Handysize tanker vessel (Note 1)	(6,713,140)
Vessel disposals	(33,247,142)
Depreciation	(4,438,110)	(4,308,390)
Ending balance	$ 96,180,562	$ 72,767,793